Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000005496
Average Annual Return [Line Items]
Average Annual Return, Percent		21.43%	10.36%	8.38%
Without Sales Load [Member] | C000005497
Average Annual Return [Line Items]
Average Annual Return, Percent		21.14%	10.08%	8.11%
Without Sales Load [Member] | C000005498
Average Annual Return [Line Items]
Average Annual Return, Percent		20.87%	9.81%	7.84%
Without Sales Load [Member] | C000244823
Average Annual Return [Line Items]
Average Annual Return, Percent	17.99%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.88%	9.82%	7.74%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.88%	9.82%	7.74%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.88%	9.82%	7.74%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%